Prudential Investment Portfolios, Inc. 17
655 Broad Street

Newark, New Jersey 07102

December 27, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: 497(j) Filing for Prudential Investment Portfolios, Inc. 17
Registration Numbers 33-55441 and 811-07215

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant with respect to the Prudential Total Return Bond Fund do not differ from that contained in Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 27, 2017.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.

Very truly yours,

/s/ Jonathan Shain
Jonathan Shain
Assistant Secretary